Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2013
Balance Sheet Components [Abstract]
Property, Plant and Equipment

	As of December 31,
	2013	2012
	(In millions)
Property and equipment:
Computer equipment and software	$5,179	$4,170
Land and buildings, including building improvements	931	807
Leasehold improvements	512	413
Furniture and fixtures	290	220
Construction in progress and other	208	347
	7,120	5,957
Accumulated depreciation	(4,360)	(3,466)
	$2,760	$2,491